Note 10 - Discontinued Operations (Details Textual) - USD ($)		12 Months Ended
	May. 30, 2013	Jun. 28, 2015	Jun. 29, 2014
Proceeds from Divestiture of Businesses	$ 2,850,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 2,768,066